Man Active Income ETF
Schedule of Investments
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Asset-Backed Securities — 7.1%
Automobiles — 1.1%
ECARAT DE SA Compartment Lease, (Luxembourg)
Series 2025-1 F, 6.426%, 1-Month EURIBOR + 4.50%, due 5/25/34
(a)
................................. EUR 200,000 $ 236,054
Other ABS — 6.0%
BBVA Consumo FTA, (Spain)
Series 2025-1 E, 8.066%, 3-Month EURIBOR + 6.00%, due 8/21/38
(a)
................................. EUR 283,092 336,843
FTA Consumo Santander, (Spain)
6.954%, 3-Month EURIBOR + 4.95%, due 7/20/38
(a)
................................................. EUR 140,000 164,953
Santander Consumo 8 Fondo de Titulizacion, (Spain)
6.510%, 3-Month EURIBOR + 4.50%, due 1/21/40
(a)
................................................. EUR 300,000 352,239
SC Germany SA Compartment Consumer, (Luxembourg)
Series 2023-1 F, 10.620%, 1-Month EURIBOR + 8.75%, due 9/15/37
(a)
................................ EUR 350,000 424,861
1,278,896
Total Asset-Backed Securities
(Cost $1,499,953) 1,514,950
Bank Loans — 4.7%
Biotech — 4.7%
Genmab A/S, Term Loan B, (Denmark)
due 11/18/32
(b)
(Cost $995,000) .................................................................................... 1,000,000 1,004,790
Corporate Bonds — 86.4%
Banks — 7.7%
Axos Financial, Inc.
7.000%, 3-Month CME SOFR + 3.79, due 10/1/35
(a)
.................................................. 300,000 308,517
First Financial Bancorp
6.375%, 3-Month CME SOFR + 3.00, due 12/1/35
(a)
.................................................. 213,000 215,094
Illimity Bank SpA, (Italy)
4.375%, 5-Year Euro Interest Rate Swap + 4.61%, due 10/7/31
(a)
..................................... EUR 327,000 380,289
Metro Bank Holdings PLC, (United Kingdom)
13.875%, 5-Year UK Gilt Bond + 9.57%
(a),(c)
.......................................................... GBP 200,000 309,897
Norion Bank AB, (Sweden)
7.892%, 3-Month STIBOR + 5.95%, due 1/25/35
(a)
................................................... SEK 3,750,000 421,220
1,635,017
Base Metals — 2.5%
ACG Holdco 1 PLC, (United Kingdom)
14.750%, due 1/13/29 .............................................................................. 200,000 218,766
JW Aluminum Continuous Cast Co.
10.250%, due 4/1/30 ............................................................................... 300,000 309,595
528,361

Man Active Income ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Corporate Bonds (continued)
Casinos & Gaming — 4.0%
Intralot Capital Luxembourg SA, (Greece)
6.750%, due 10/15/31 .............................................................................. EUR 400,000 $ 451,562
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
11.875%, due 4/15/31 .............................................................................. 180,000 188,426
11.875%, due 4/15/31
(d)
............................................................................. 200,000 209,362
849,350
Commercial Finance — 2.9%
Aareal Bank AG, (Germany)
9.875%, US 5 Year CMT T-Note + 5.07%
(a),(c)
......................................................... 200,000 214,639
Ocean Yield AS, (Norway)
7.435%, SOFR + 3.25%, due 9/4/30
(a),(d)
............................................................. 400,000 399,541
614,180
Consumer Finance — 5.6%
Bread Financial Holdings, Inc.
8.375%, US 5 Year CMT T-Note + 5.08%, due 6/15/35
(a)
.............................................. 400,000 409,406
LFS Topco LLC
8.750%, due 7/15/30
(d)
.............................................................................. 500,000 489,465
Vanquis Banking Group PLC, (United Kingdom)
8.875%, 5-Year UK Gilt Bond + 8.15%, due 1/13/32
(a)
................................................ GBP 216,000 291,292
1,190,163
Electronics Components — 0.5%
NIDEC CORP, (Japan)
0.046%, due 3/30/26 ............................................................................... EUR 100,000 113,532
Exploration & Production — 2.7%
Gunvor Group, Ltd., (Switzerland)
6.250%, due 9/30/26 ............................................................................... 339,000 331,259
Trident Energy Finance PLC, (United Kingdom)
12.500%, due 11/30/29 ............................................................................. 250,000 254,673
585,932
Homebuilding — 1.7%
New Home Co., Inc./The
9.250%, due 10/1/29 ............................................................................... 350,000 363,976
Hotel Owners & Developers — 1.9%
Vivion Investments Sarl, (Luxembourg)
6.500%, due 2/28/29 ............................................................................... EUR 341,000 395,328
Infrastructure Software — 0.0%
(e)
Oracle Corp.
6.900%, due 11/9/52 ................................................................................ 5,000 5,196
Internet Media & Services — 2.3%
Meta Platforms, Inc.
5.750%, due 11/15/65 .............................................................................. 500,000 497,468

Man Active Income ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Corporate Bonds (continued)
Investment Companies — 11.7%
BlackRock TCP Capital Corp.
2.850%, due 2/9/26 ................................................................................. 500,000 $ 497,493
Blue Owl Credit Income Corp.
6.500%, due 10/23/27 .............................................................................. AUD 300,000 197,527
Fidus Investment Corp.
6.750%, due 3/19/30 ............................................................................... 700,000 714,298
Main Street Capital Corp.
6.500%, due 6/4/27 ................................................................................. 500,000 510,886
North Haven Private Income Fund LLC
5.125%, due 9/25/28
(d)
.............................................................................. 371,000 369,563
Stellus Capital Investment Corp.
7.250%, due 4/1/30 ................................................................................. 200,000 204,361
2,494,128
Life Insurance — 2.7%
Nassau Cos. of New York (The)
7.875%, due 7/15/30
(d)
.............................................................................. 600,000 585,036
Midstream - Oil & Gas — 1.8%
Acu Petroleo Luxembourg Sarl, (Brazil)
7.500%, due 1/13/32 ............................................................................... 386,392 391,153
Mineral & Precious Stone Mining — 1.9%
WE Soda Investments Holding PLC, (United Kingdom)
9.500%, due 10/6/28 ............................................................................... 400,000 405,204
Multi Asset Class Own & Develop — 2.8%
Aroundtown Finance Sarl, (Germany)
8.625%, 5-Year UK Gilt Bond + 4.49%
(a),(c)
........................................................... GBP 426,000 588,727
Multi Asset Class REIT — 1.4%
Fibra Soma Trust F/6185, (Mexico)
4.375%, due 7/22/31 ............................................................................... 350,000 305,065
Office Owners & Developers — 3.3%
Globalworth Real Estate Investments, Ltd., (Poland)
6.250%, due 3/31/29 ............................................................................... EUR 248,360 294,492
6.250%, due 3/31/30 ............................................................................... EUR 336,521 398,468
692,960
Oilfield Services & Equipment — 4.3%
MV24 Capital BV, (Brazil)
6.748%, due 6/1/34 ................................................................................. 395,453 389,590
Yinson Production Financial Services Pte, Ltd., (Singapore)
9.625%, due 5/3/29
(d)
............................................................................... 500,000 526,739
916,329

Man Active Income ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Corporate Bonds (continued)
Other Financial Services — 7.1%
CPI CG, Inc.
10.000%, due 7/15/29
(d)
............................................................................. 374,000 $ 396,817
Jefferson Capital Holdings LLC
6.000%, due 8/15/26 ............................................................................... 500,000 500,448
PRA Group, Inc.
8.875%, due 1/31/30 ............................................................................... 300,000 311,023
Worldline SA, (France)
0.875%, due 6/30/27 ............................................................................... EUR 300,000 312,526
1,520,814
Other Spec Retail - Discr — 3.8%
Staples, Inc.
10.750%, due 9/1/29
(d)
.............................................................................. 300,000 296,702
WH Smith PLC, (United Kingdom)
1.625%, due 5/7/26 ................................................................................. GBP 400,000 516,868
813,570
Other Wholesalers - Staples — 1.6%
Nexus Newco BV, (Netherlands)
8.519%, 3-Month EURIBOR + 6.50%, due 6/4/30
(a)
................................................... EUR 300,000 349,674
Precious Metals — 1.8%
Aris Mining Corp., (Colombia)
8.000%, due 10/31/29 .............................................................................. 375,000 391,045
Reinsurance — 2.9%
SiriusPoint Ltd., (Bermuda)
6.158%, 3-Month STIBOR + 4.00%, due 9/22/47
(a)
................................................... SEK 6,000,000 625,429
Specialty & Generic Pharma — 2.7%
Cheplapharm Arzneimittel GmbH, (Germany)
7.125%, due 6/15/31 ............................................................................... EUR 491,000 583,398
Travel Services — 2.0%
Sabre GLBL, Inc.
11.125%, due 7/15/30 .............................................................................. 500,000 432,621
Wireless Telecommunications — 2.8%
Digicel International Finance Ltd. / Difl US LLC, (Multi-National)
8.625%, due 8/1/32
(d)
............................................................................... 386,000 394,618
8.625%, due 8/1/32 ................................................................................. 200,000 204,466
599,084
Total Corporate Bonds
(Cost $18,602,698) 18,472,740

Man Active Income ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Principal
Amount
*
Value
Sovereign Government — 1.0%
Romanian Government International Bond, (Romania)
5.125%, due 9/24/31
(Cost $208,997) .................................................................................... EUR 180,000 $ 213,725
Total Investments — 99.2%
(Cost $21,306,648) 21,206,205
Other Assets and Liabilities,
Net — 0.8% 170,870
Net Assets — 100.0% $ 21,377,075
* Par amount denominated in USD unless otherwise noted.
(a) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2025.
(b) All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c) Perpetual security with no stated maturity date.
(d) Exempt from registration under Rule 144A of the Securities Act of 1933.
(e) Less than 0.05%.
AUD : Australian Dollar
CMT : Constant Maturity Treasury Index
EUR : Euro
EURIBOR : Euro Interbank Offered Rate
GBP : Great British Pound
PLC : Public Limited Company
SEK : Swedish Krona
SOFR : Secured Overnight Financing Rate
STIBOR : Stockholm Interbank Offered Rate
USD : United States Dollar
Summary of Investment Type
Asset Class % of Net Assets
Corporate Bonds ........................................................................................ 86.4%
Asset-Backed Securities .................................................................................. 7.1%
Bank Loans ........................................................................................... 4.7%
Sovereign Government ................................................................................... 1.0%
Total Investments ....................................................................................... 99.2%
Other Assets and Liabilities ................................................................................ 0.8%
Net Assets ............................................................................................ 100.0%
Forward Foreign Currency Contracts Outstanding as of November 30, 2025:

Man Active Income ETF
Schedule of Investments (Continued)
November 30, 2025 (Unaudited)

Currency Purchased Currency Sold
Settlement
Date Counterparty
Currency
Amount
Purchased
Currency
Amount Sold
Unrealized
Appreciation
Euro ........................... USD 12/18/2025
Bank of New York
(The) 312,624 $ 361,004 $ 2,123
Great British Pound ................ USD 12/18/2025
Bank of New York
(The) 209,946 274,945 2,961
Unrealized Appreciation ............ $ 635,949 $ 5,084
Total Unrealized Appreciation .................................................................... $ 5,084
Currency Sold
Currency
Purchased
Settlement
Date Counterparty
Currency
Amount Sold
Value at
Settlement
Date
Unrealized
(Depreciation)
Australian Dollar .................. USD 12/18/2025
Bank of New York
(The) (368,527) $ (238,890) $ (2,589)
Euro ........................... USD 12/18/2025
Bank of New York
(The) (4,653,221) (5,391,909) (13,022)
Great British Pound ................ USD 12/18/2025
Bank of New York
(The) (1,520,327) (1,993,073) (19,395)
Swedish Krona ................... USD 12/18/2025
Bank of New York
(The) (10,075,170) (1,062,521) (5,882)
Unrealized Depreciation ............ $ (8,686,393) $ (40,888)
Total Unrealized Depreciation .................................................................... $ (40,888)
Net Unrealized Appreciation (Depreciation) $ (35,804)
Open futures contracts outstanding at November 30, 2025:
Type Expiration Date
Number of
Contracts
Purchased
(Sold)
Notional Value at
Trade Date
Notional Value at
November 30,
2025
Unrealized
Appreciation
(Depreciation)
Short position contracts:
U.S. Ultra Bond Futures .............. 3/20/2026 (4) $ (484,063) $ (483,750) $ 313
Total Return Swap contracts outstanding at November 30, 2025 :
Receive Total Return Counterparty
Expiration
Date
Payment
Frequency Currency
Notional
Amount Long/
(Short)
Value/
Unrealized
Appreciation/
(Depreciation)
(a)
Banca Transilvania, 8.875%, 4/27/27 .......... BNP 4/27/2027 Quarterly EUR 500,000 $ 30,017
Chesnara plc, 8.50%, Perpetual ............. BNP 2/01/2174 Quarterly GBP 200,000 8,730
$38,747
(a) Reflects the value at reset date of November 30, 2025.